Investments in associates and joint ventures - Summary income statement of Moet Hennesy (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of associates [line items]
Sales	£ 12,867	£ 12,163	£ 12,050
Profit for the year	3,337	3,144	2,772
Total comprehensive income for the year	3,624	2,868	3,423
Moet Hennessy
Disclosure of associates [line items]
Sales	4,713	4,445	4,356
Profit for the year	911	897	888
Total comprehensive income for the year	£ 865	£ 799	£ 838